NONVESTED SHARES	12 Months Ended
Dec. 31, 2017
NONVESTED SHARES
NONVESTED SHARES

11.       NONVESTED SHARES

In 2013, the Company granted 711,571 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from two to four years.

In 2014, the Company granted 2,800,300 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from three to four years.

In 2015, the Company granted 3,154,800 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

In 2016, the Company granted 296,000 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

In 2017, the Company granted 272,000 nonvested to certain officers and employees. These nonvested shares vest over a period of four years.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2017	1,906,167	$2.61
Granted	272,000	$1.07
Forfeited	(424,691)	$2.12
Vested	(669,192)	$1.21

Outstanding at December 31, 2017	1,084,284	$3.28

The total fair value of shares vested during the years ended December 31, 2015, 2016 and 2017, was $2,791, $3,070 and $808 respectively.

For the years ended December 31, 2015, 2016 and 2017, the Group recorded share-based compensation expenses of $3,191, $2,215 and $1,768 related to the nonvested shares, respectively. As of December 31, 2017, there was $2,995 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted-average period of 2.11years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2015, 2016 and 2017 were as follows:

	Year ended December 31,
	2015	2016	2017

Fulfillment	$185	$211	$214
Selling and marketing	580	458	456
General and administrative	2,431	1,648	1,195

Total	$3,196	$2,317	$1,865